Note 11 - Long-term Debt	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Long-Term Debt [Text Block]
11.	Long-term debt

	December 31,	December 31,
	2023	2022

Credit Agreement	$1,042,059	$568,672
3.84% Senior Notes	60,000	90,000
4.53% Notes	60,000	60,000
Capital leases maturing at various dates through 2028	20,048	15,334
Other long-term debt maturing at various dates up to 2023	-	457
	1,182,107	734,463
Less: current portion	37,132	35,665

Long-term debt - non-current	$1,144,975	$698,798

The Company has $60,000 of Senior Notes bearing interest at a rate of 3.84%. The Senior Notes are due on January 16, 2025, with five annual equal repayments which began on January 16, 2021.

In February 2022, the Company entered into a second amended and restated credit agreement providing for a $1,000,000 revolving credit facility on an unsecured basis. The maturity date of the revolving credit facility is February 2027. The revolving credit facility bears interest at 0.20% to 2.50% over floating reference rates, depending on certain leverage ratios. The weighted average interest rate for 2023 was 6.29%. The Facility had $155,450 of available un-drawn credit as at December 31, 2023. As of December 31, 2023, letters of credit in the amount of $19,050 were outstanding ($15,655 as at December 31, 2022). The current revolving credit facility replaced the Company’s previous $450,000 revolving credit facility and $440,000 term loan (drawn in a single advance) that were set to mature in January 2023 and June 2024, respectively. The new revolving credit facility was used to repay the remaining term loan balance of $407,000 under the prior credit agreement, and will continue to be utilized for working capital and general corporate purposes and to fund future tuck-under acquisitions. The Company assessed whether the repayment of the term loan balance and expansion of the revolving credit facility constituted a substantial change in the terms of the underlying debt agreements and as a result, this transaction has been treated as a debt extinguishment. In December 2023, the Company exercised the Credit Agreement’s $250,000 accordion feature to fund its acquisition of Roofing Corp of America.

The indebtedness under the Credit Agreement and the Senior Notes rank equally in terms of seniority. The Company has granted the lenders under the Credit Agreement and the holders of the Senior Notes various security, including an interest in all of our assets. The Company is prohibited under the Credit Agreement and the Senior Notes from undertaking certain acquisitions and dispositions, and incurring certain indebtedness and encumbrances, without prior approval of the lenders under the Credit Agreement and the holders of the Senior Notes.

In September 2022, the Company entered into two revolving, uncommitted financing facilities for potential future private placement issuances of senior unsecured notes (the “Notes”) aggregating $450,000 with its existing lenders, NYL Investors LLC (“New York Life”) of up to $150,000 and PGIM Private Capital (“Prudential”), of up to $300,000, in each case, net of any existing notes held by them. The facilities each have a three-year term ending September 29, 2025. The Company has the ability to issue incremental Note tranches under the Facilities, subject to acceptance by New York Life or Prudential, with varying maturities as determined by the Company, and with coupon pricing determined at the time of each Note issuance. As part of the closing of the New York Life facility, the Company issued, on a private placement basis to New York Life, $60,000 of 4.53% Notes, which are due in full on September 29, 2032, with interest payable semi-annually.

In January 2024, the Company issued, on a private placement basis to New York Life, $50,000 of 5.48% Notes, which are due in full on January 30, 2029, as well as $25,000 of 5.60% Notes, which are due in full on January 30, 2031, both with interest payable semi-annually. Also in January 2024, the Company issued, on a private placement basis to Prudential, $50,000 of 5.64% Notes, which are due in full on January 30, 2031, with interest payable semi-annually.

The effective interest rate on the Company’s long-term debt for the year ended December 31, 2023 was 5.97% (2022 – 3.78%). The estimated aggregate amount of principal repayments on long-term debt required in each of the next five years ending December 31 and thereafter to meet the retirement provisions are as follows:

2024	$37,132
2025	36,187
2026	3,578
2027	1,044,428
2028 and thereafter	60,782